Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our operating segments based on segment income before income taxes. We make our capital allocation decisions based on our strategic direction of the business, needs of the network (wireless or wireline) providing services and to provide emerging services to our customers. Actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in each segment's reportable results. The customers and long-lived assets of our reportable segments are predominantly in the United States. We have two reportable segments: (1) Wireless and (2) Wireline. Our operating results prior to May 9, 2012, also included our sold Advertising Solutions segment (see Note 5).

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless data and voice communications services. This segment included our portion of the results from our equity investment in the SoftcardTM mobile wallet joint venture.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with data and voice communications services, AT&T U-verse® high speed Internet, video and VoIP services and managed networking to business customers.

The Corporate and Other column includes unallocated corporate expenses, which includes costs to support corporate-driven activities and operations, impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans as well as our actuarial gains and losses on our pension and postretirement plan valuations. Results from equity method investments in América Móvil (prior to the June 2014 disposal of our investment), YP Holdings LLC, and Otter Media (our joint venture with The Chernin Group), are also excluded from our segment results as those results are not considered in our assessment of segment performance. We have revised our prior-period presentation to conform to our current reporting.

Segment Results, including a reconciliation to AT&T consolidated results, for 2014, 2013, and 2012 are as follows:
At December 31, 2014 and for the year ended		Wireline	Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless
Service	$61,032	$57,405	$-	$-	$118,437
Equipment	12,960	1,020	-	30	14,010
Total segment operating revenues	73,992	58,425	-	30	132,447
Operations and support expenses	48,924	42,471	-	11,033	102,428
Depreciation and amortization expenses	7,941	10,323	-	9	18,273
Total segment operating expenses	56,865	52,794	-	11,042	120,701
Segment operating income (loss)	17,127	5,631	-	(11,012)	11,746
Interest expense	-	-	-	3,613	3,613
Equity in net income (loss) of affiliates	(112)	-	-	287	175
Other income (expense) – net	-	-	-	1,652	1,652
Segment income (loss) before income taxes	$17,015	$5,631	$-	$(12,686)	$9,960
Segment Assets	$156,317	$121,794	$-	$14,718	$292,829
Investments in equity method affiliates	-	-	-	250	250
Expenditures for additions to long-lived assets	11,383	10,044	-	6	21,433

At December 31, 2013 and for the year ended			Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless	Wireline
Service	$61,552	$57,700	$-	$-	$119,252
Equipment	8,347	1,114	-	39	9,500
Total segment operating revenues	69,899	58,814	-	39	128,752
Operations and support expenses	44,508	41,638	-	(6,268)	79,878
Depreciation and amortization expenses	7,468	10,907	-	20	18,395
Total segment operating expenses	51,976	52,545	-	(6,248)	98,273
Segment operating income	17,923	6,269	-	6,287	30,479
Interest expense	-	-	-	3,940	3,940
Equity in net income (loss) of affiliates	(75)	2	-	715	642
Other income (expense) – net	-	-	-	596	596
Segment income before income taxes	$17,848	$6,271	$-	$3,658	$27,777
Segment Assets	$141,196	$123,714	$-	$12,877	$277,787
Investments in equity method affiliates	61	-	-	3,799	3,860
Expenditures for additions to long-lived assets	11,191	10,036	-	1	21,228

For the year ended December 31, 2012			Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless	Wireline
Service	$59,186	$58,271	$1,049	$-	$118,506
Equipment	7,577	1,302	-	49	8,928
Total segment operating revenues	66,763	59,573	1,049	49	127,434
Operations and support expenses	43,296	41,207	773	11,018	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	18,143
Total segment operating expenses	50,169	52,330	879	11,059	114,437
Segment operating income (loss)	16,594	7,243	170	(11,010)	12,997
Interest expense	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(1)	-	815	752
Other income (expense) – net	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,242	$170	$(13,505)	$10,439